Segment information	12 Months Ended
Dec. 31, 2010
Segment information
Segment information

22.       Segment information

A.            Basis for segment information

In the first quarter of 2011, we implemented revised internal financial measurements in line with changes to our organizational structure that were announced during 2010.  Our previous structure used a matrix organization comprised of multiple profit and cost center divisions.  There were twenty-five operating segments, twelve of which were reportable segments.  These segments were led by vice-presidents that were managed by Caterpillar’s Executive Office (comprised of our CEO and Group Presidents), which served as our Chief Operating Decision Maker.  As part of the strategy revision, Group Presidents were given accountability for a related set of end-to-end businesses that they manage, a significant change for the company.  The CEO allocates resources and manages performance at the Group President level.  As such, the CEO now serves as our Chief Operating Decision Maker and operating segments are primarily based on the Group President reporting structure.

Three of our operating segments, Construction Industries, Resource Industries and Power Systems, are led by Group Presidents.  One operating segment, Financial Products, is led by a Group President who has responsibility for Corporate Services.  Corporate Services is a cost center primarily responsible for the performance of certain support functions globally and to provide centralized services; it does not meet the definition of an operating segment.  One Group President leads three smaller operating segments that are included in All Other operating segments.

We revised our reportable segments in line with the changes to our organizational structure that were announced during 2010.  The 2008, 2009 and 2010 financial information has been retrospectively revised to reflect the change in reportable segments.

B.            Description of segments

We have seven operating segments, of which four are reportable segments.  Following is a brief description of our reportable segments and the business activities included in all other operating segments:

Construction Industries:  A segment primarily responsible for supporting customers using machinery in infrastructure and building construction applications.  Responsibilities include business strategy, product design, product management and development, manufacturing, marketing, sales and product support.  The product portfolio includes backhoe loaders, small wheel loaders, small track-type tractors, skid steer loaders, multi-terrain loaders, mini excavators, compact wheel loaders, select work tools, small, medium and large track excavators, wheel excavators, medium wheel loaders, medium track-type tractors, track-type loaders, motor graders, pipelayers and related parts.  In addition, Construction Industries has responsibility for Power Systems and components in Japan and an integrated manufacturing cost center that supports Machinery and Power Systems businesses.  Inter-segment sales are a source of revenue for this segment.

Resource Industries:  A segment primarily responsible for supporting customers using machinery in mining and quarrying applications.  Responsibilities include business strategy, product design, product management and development, manufacturing, marketing, sales and product support.  The product portfolio includes large track-type tractors, large mining trucks, underground mining equipment, tunnel boring equipment, large wheel loaders, quarry and construction trucks, articulated trucks, wheel tractor scrapers, wheel dozers, compactors, select work tools, forestry products, paving products, machinery components, electronics and control systems and related parts.  In addition, Resource Industries manages areas that provide services to other parts of the company, including integrated manufacturing, research and development and coordination of the Caterpillar Production System.  Inter-segment sales are a source of revenue for this segment.

Power Systems:  A segment primarily responsible for supporting customers using reciprocating engines, turbines and related parts across industries serving electric power, industrial, petroleum and marine applications as well as rail-related businesses.  Responsibilities include business strategy, product design, product management and development, manufacturing, marketing, sales and product support of reciprocating engine powered generator sets, integrated systems used in the electric power generation industry, reciprocating engines and integrated systems and solutions for the marine and petroleum industries; reciprocating engines supplied to the industrial industry as well as Caterpillar machinery; the business strategy, product design, product management and development, manufacturing, marketing, sales and product support of turbines and turbine related services; the business strategy, product design, product management and development, manufacturing, remanufacturing, maintenance, marketing, sales, leasing and service of diesel-electric locomotives and components and other rail-related products and services.  Inter-segment sales are a source of revenue for this segment.

Financial Products Segment:  Provides financing to customers and dealers for the purchase and lease of Caterpillar and other equipment, as well as some financing for Caterpillar sales to dealers.  Financing plans include operating and finance leases, installment sale contracts, working capital loans and wholesale financing plans. The division also provides various forms of insurance to customers and dealers to help support the purchase and lease of our equipment.

All Other:  Primarily includes activities such as: the remanufacturing of Cat engines and components and remanufacturing services for other companies as well as the business strategy, product design, product management and development, manufacturing, marketing, sales and product support of undercarriage, specialty products, hardened bar stock components and ground engaging tools primarily for Caterpillar products; logistics services for Caterpillar and other companies; the business strategy, product management, product development, marketing, sales and product support of on-highway vocational trucks for North America (U.S. & Canada only); the 50/50 joint venture with Navistar (NC2) which develops, manufactures and distributes on-highway trucks outside North America and India; and distribution services responsible for dealer development and administration, dealer portfolio management and ensuring the most efficient and effective distribution of machines, engines and parts.  Inter-segment sales are a source of revenue for this segment.  Results for All Other operating segments are included as reconciling items between reportable segments and consolidated external reporting.

C.            Segment measurement and reconciliations

There are several methodology differences between our segment reporting and our external reporting.  The following is a list of the more significant methodology differences:

•                                          Machinery and Power Systems segment net assets generally include inventories, receivables, property, plant and equipment, goodwill, intangibles and accounts payable.  Liabilities other than accounts payable are generally managed at the corporate level and are not included in segment operations.  Financial Products Segment assets generally include all categories of assets.

•                                          Segment inventories and cost of sales are valued using a current cost methodology.

•                                          Goodwill is amortized using a fixed amount based on a twenty year useful life.  This methodology difference only impacts segment assets; no goodwill amortization expense is included in segment results.

•                                          The present value of future lease payments for certain Machinery and Power Systems operating leases is included in segment assets.  The estimated financing component of the lease payments is excluded.

•                                          Currency exposures for Machinery and Power Systems are generally managed at the corporate level and the effects of changes in exchange rates on results of operations within the year are not included in segment results.  The net difference created in the translation of revenues and costs between exchange rates used for U.S. GAAP reporting and exchange rates used for segment reporting are recorded as a methodology difference.

•                                          Postretirement benefit expenses are split; segments are generally responsible for service and prior service costs, with the remaining elements of net periodic benefit cost included as a methodology difference.

•                                          Machinery and Power Systems segment profit is determined on a pretax basis and excludes interest expense and other income/expense items.  Financial Products Segment profit is determined on a pretax basis and includes other income/expense items.

Reconciling items are created based on accounting differences between segment reporting and our consolidated external reporting. Please refer to pages A-65 to A-70 for financial information regarding significant reconciling items.  Most of our reconciling items are self-explanatory given the above explanations.  For the reconciliation of profit (loss), we have grouped the reconciling items as follows:

•                  Corporate costs:  These costs are related to corporate requirements and strategies that are considered to be for the benefit of the entire organization.

•                  Redundancy costs:  Redundancy costs include pension and other postretirement benefit plan curtailments, settlements and special termination benefits as well as employee separation charges. Most of these costs are reconciling items between profit and consolidated profit before tax. A table, Reconciliation of Redundancy Costs on page A-67, has been included to illustrate how segment profit would have been impacted by the redundancy costs.  See Notes 12 and 25 for more information.

•                  Methodology differences:  See previous discussion of significant accounting differences between segment reporting and consolidated external reporting.

•                  Timing:   Timing differences in the recognition of costs between segment reporting and consolidated external reporting.

Table IV — Segment Information

(Millions of dollars)

Reportable Segments

	External sales and revenues	Inter- segment sales & revenues	Total sales and revenues	Depreciation and amortization	Segment profit (loss)	Segment assets at December 31	Capital expenditures
2010
Construction Industries	$13,572	$674	$14,246	$515	$783	$6,927	$576
Resource Industries	8,667	894	9,561	281	1,789	3,892	339
Power Systems	15,537	1,684	17,221	502	2,288	8,321	567
Machinery and Power Systems	$37,776	$3,252	$41,028	$1,298	$4,860	$19,140	$1,482
Financial Products Segment	2,946	—	2,946	715	429	30,346	960
Total	$40,722	$3,252	$43,974	$2,013	$5,289	$49,486	$2,442

2009
Construction Industries	$8,507	$516	$9,023	$555	$(768)	$6,600	$403
Resource Industries	5,857	414	6,271	313	288	3,773	243
Power Systems	13,389	855	14,244	439	1,660	6,665	531
Machinery and Power Systems	$27,753	$1,785	$29,538	$1,307	$1,180	$17,038	$1,177
Financial Products Segment	3,139	—	3,139	742	399	32,230	976
Total	$30,892	$1,785	$32,677	$2,049	$1,579	$49,268	$2,153

2008
Construction Industries	$16,763	$838	$17,601	$305	$1,246	$6,979	$762
Resource Industries	10,254	696	10,950	284	1,258	4,100	468
Power Systems	18,628	1,553	20,181	409	2,522	7,045	839
Machinery and Power Systems	$45,645	$3,087	$48,732	$998	$5,026	$18,124	$2,069
Financial Products Segment	3,561	—	3,561	755	548	34,578	1,608
Total	$49,206	$3,087	$52,293	$1,753	$5,574	$52,702	$3,677

A

Reconciliation of Sales and Revenues:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments		Consolidated Total
2010
Total external sales and revenues from reportable segments	$37,776	$2,946	$—		$40,722
All other operating segments	2,156	—	—		2,156
Other	(65)	40	(265	)(1)	(290)
Total sales and revenues	$39,867	$2,986	$(265)		$42,588

2009
Total external sales and revenues from reportable segments	$27,753	$3,139	$—		$30,892
All other operating segments	1,791	—	—		1,791
Other	(4)	29	(312	)(1)	(287)
Total sales and revenues	$29,540	$3,168	$(312)		$32,396

2008
Total external sales and revenues from reportable segments	$45,645	$3,561	$—		$49,206
All other operating segments	2,459	—	—		2,459
Other	(60)	27	(308	)(1)	(341)
Total sales and revenues	$48,044	$3,588	$(308)		$51,324

(1)          Elimination of Financial Products revenues from Machinery and Power Systems.

Reconciliation of Profit Before Taxes:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2010
Total profit from reportable segments	$4,860	$429	$5,289
All other operating segments	720	—	720
Cost centers	(11)	—	(11)
Corporate costs	(954)	—	(954)
Timing	(64)	—	(64)
Redundancy charges	(33)	—	(33)
Methodology differences:
Inventory/cost of sales	(134)	—	(134)
Postretirement benefit expense	(640)	—	(640)
Financing costs	(314)	—	(314)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	(4)	—	(4)
Other income/expense methodology differences	(131)		(131)
Other methodology differences	(16)	18	2
Total profit before taxes	$3,303	$447	$3,750

2009
Total profit from reportable segments	$1,180	$399	$1,579
All other operating segments	625	—	625
Cost centers	(50)	—	(50)
Corporate costs	(654)	—	(654)
Timing	203	—	203
Redundancy charges	(654)	(10)	(664)
Methodology differences:
Inventory/cost of sales	102	—	102
Postretirement benefit expense	(346)	—	(346)
Financing costs	(348)	—	(348)
Equity in profit of unconsolidated affiliated companies	12	—	12
Currency	255	—	255
Other income/expense methodology differences	(157)	—	(157)
Other methodology differences	6	6	12
Total profit before taxes	$174	$395	$569

2008
Total profit from reportable segments	$5,026	$548	$5,574
All other operating segments	715	—	715
Cost centers	(45)	—	(45)
Corporate costs	(1,016)	—	(1,016)
Timing	(194)	—	(194)
Redundancy charges	(30)	—	(30)
Methodology differences:
Inventory/cost of sales	(19)	—	(19)
Postretirement benefit expense	(35)	—	(35)
Financing costs	(227)	—	(227)
Equity in profit of unconsolidated affiliated companies	(38)	1	(37)
Currency	(50)	—	(50)
Other income/expense methodology differences	(135)	—	(135)
Other methodology differences	(5)	5	—
Total profit before taxes	$3,947	$554	$4,501

Reconciliation of Redundancy costs:

As noted above, redundancy costs are a reconciling item between Segment profit (loss) and Consolidated profit (loss) before tax.  For the year ended December 31, 2009, redundancy costs of $42 million were charged to operating segments.  Had we included the remaining amounts in the segments’ results, the profit (loss) would have been as shown below:

(Millions of dollars)	Segment profit (loss)	Redundancy costs	Segment profit (loss) with redundancy costs
2009
Construction Industries	$(768)	$(256)	$(1,024)
Resource Industries	288	(183)	105
Power Systems	1,660	(139)	1,521
Financial Products Segment	399	(10)	389
All other operating segments	625	(76)	549
Consolidated Total	$2,204	$(664)	$1,540

Reconciliation of Assets:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2010
Total assets from reportable segments	$19,140	$30,346	$—	$49,486
All other operating segments	2,472	—	—	2,472
Items not included in segment assets:
Cash and short-term investments	1,825	—	—	1,825
Intercompany receivables	618	—	(618)	—
Investment in Financial Products	4,275	—	(4,275)	—
Deferred income taxes	3,745	—	(519)	3,226
Goodwill, intangible assets and other assets	1,511	—	—	1,511
Operating lease methodology difference	(567)	—	—	(567)
Liabilities included in segment assets	8,758	—	—	8,758
Inventory methodology differences	(2,913)	—	—	(2,913)
Other	627	(233)	(172)	222
Total assets	$39,491	$30,113	$(5,584)	$64,020

2009
Total assets from reportable segments	$17,038	$32,230	$—	$49,268
All other operating segments	2,373	—	—	2,373
Items not included in segment assets:
Cash and short-term investments	2,239	—	—	2,239
Intercompany receivables	106	—	(106)	—
Investment in Financial Products	4,514	—	(4,514)	—
Deferred income taxes	4,177	—	(434)	3,743
Goodwill, intangible assets and other assets	1,329	—	—	1,329
Operating lease methodology difference	(578)	—	—	(578)
Liabilities included in segment assets	5,053	—	—	5,053
Inventory methodology differences	(2,780)	—	—	(2,780)
Other	725	(255)	(1,079)	(609)
Total assets	$34,196	$31,975	$(6,133)	$60,038

2008
Total assets from reportable segments	$18,124	$34,578	$—	$52,702
All other operating segments	3,400	—	—	3,400
Items not included in segment assets:
Cash and short-term investments	1,517	—	—	1,517
Intercompany receivables	540	—	(540)	—
Investment in Financial Products	3,788	—	(3,788)	—
Deferred income taxes	4,739	—	(449)	4,290
Goodwill, intangible assets and other assets	1,263	—	—	1,263
Operating lease methodology difference	(425)	—	—	(425)
Liabilities included in segment assets	7,212	—	—	7,212
Inventory methodology differences	(2,750)	—	—	(2,750)
Other	871	(197)	(101)	573
Total assets	$38,279	$34,381	$(4,878)	$67,782

Reconciliation of Depreciation and amortization

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2010
Total depreciation and amortization from reportable segments	$1,298	$715	$—	$2,013
Items not included in segment depreciation and amortization:
All other operating segments	194	—	—	194
Cost centers	97	—	—	97
Other	(16)	8	—	(8)
Total depreciation and amortization	$1,573	$723	$—	$2,296

2009
Total depreciation and amortization from reportable segments	$1,307	$742	$—	$2,049
Items not included in segment depreciation and amortization:
All other operating segments	177	—	—	177
Cost centers	128	—	—	128
Other	(18)	—	—	(18)
Total depreciation and amortization	$1,594	$742	$—	$2,336

2008
Total depreciation and amortization from reportable segments	$998	$755	$—	$1,753
Items not included in segment depreciation and amortization:
All other operating segments	159	—	—	159
Cost centers	133	—	—	133
Other	(65)	—	—	(65)
Total depreciation and amortization	$1,225	$755	$—	$1,980

Reconciliation of Capital expenditures

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2010
Total capital expenditures from reportable segments	$1,482	$960	$—	$2,442
Items not included in segment capital expenditures:
All other operating segments	285	—	—	285
Cost centers	105	—	—	105
Timing	(180)	—	—	(180)
Other	(29)	32	(69)	(66)
Total capital expenditures	$1,663	$992	$(69)	$2,586

2009
Total capital expenditures from reportable segments	$1,177	$976	$—	$2,153
Items not included in segment capital expenditures:
All other operating segments	87	—	—	87
Cost centers	65	—	—	65
Timing	156	—	—	156
Other	15	—	(4)	11
Total capital expenditures	$1,500	$976	$(4)	$2,472

2008
Total capital expenditures from reportable segments	$2,069	$1,608	$—	$3,677
Items not included in segment capital expenditures:
All other operating segments	199	—	—	199
Cost centers	193	—	—	193
Timing	(125)	—	—	(125)
Other	(40)	4	(22)	(58)
Total capital expenditures	$2,296	$1,612	$(22)	$3,886

Enterprise-wide Disclosures:

Information about Geographic Areas:

				Net property, plant and equipment
	External Sales & Revenues(1)			December 31,
(Millions of dollars)	2010	2009	2008	2010		2009		2008
Inside United States	$13,674	$10,560	$17,291	$6,427		$6,260		$6,473
Outside United States	28,914	21,836	34,033	6,112	(2)	6,126	(2)	6,051	(2)
Total	$42,588	$32,396	$51,324	$12,539		$12,386		$12,524

(1) Sales of machinery and power systems are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

(2) Amount includes $1,266 million, $1,432 million and $1,533 million of net property, plant and equipment located in Japan as of December 31, 2010, 2009 and 2008, respectively. Additionally, amount includes $893 million, $943 million and $882 million of net property, plant and equipment located in Canada as of December 31, 2010, 2009 and 2008, respectively.  Also, amount includes $745 million, $731 million and $725 million of net property, plant and equipment located in the United Kingdom as of December 31, 2010, 2009 and 2008, respectively.